Retirement Benefit Plans - Summary of Amounts Recognised in Other Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [abstract]
Return on plan assets (excluding amounts included in net interest expense)	£ 246	£ (435)	£ (1,447)
Actuarial (gains)/losses arising from changes in demographic assumptions	(56)	(151)	30
Actuarial gains arising from experience adjustments	15	(11)	(80)
Actuarial (gains)/losses arising from changes in financial assumptions	(675)	700	2,025
Pension remeasurement	£ (470)	£ 103	£ 528